FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Textual) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments designated at fair value through profit or loss explanatory [Abstract]
Profit (losses) on financial assets at fair value through profit or loss	S/ 67,633	S/ 51,667	S/ (33,500)